S000071711 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	10.19%	[1]
Performance Inception Date		May 25, 2021
Russell Midcap Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	6.17%	[1]
Performance Inception Date		May 25, 2021
C000227197
Prospectus [Line Items]
Average Annual Return, Percent	13.53%	(0.26%)	[1]
Performance Inception Date		May 25, 2021
C000227197 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.52%	(0.26%)	[1]
Performance Inception Date		May 25, 2021
C000227197 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	(0.20%)	[1]
Performance Inception Date		May 25, 2021

[1]	Since inception May 25, 2021.